Outstanding Loans and Leases	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Outstanding Loans and Leases
Outstanding Loans and Leases
The following tables present total outstanding loans and leases and an aging analysis for the Consumer Real Estate, Credit Card and Other Consumer, and Commercial portfolio segments, by class of financing receivables, at December 31, 2015 and 2014.

	December 31, 2015
(Dollars in millions)	30-59 Days Past Due (1)	60-89 Days Past Due (1)	90 Days or More Past Due (2)	Total Past Due 30 Days or More	Total Current or Less Than 30 Days Past Due (3)	Purchased Credit-impaired (4)	Loans Accounted for Under the Fair Value Option	Total Outstandings
Consumer real estate
Core portfolio
Residential mortgage	$1,214	$368	$1,414	$2,996	$138,799			$141,795
Home equity	200	93	579	872	54,045			54,917
Non-core portfolio
Residential mortgage (5)	2,045	1,167	8,439	11,651	22,399	$12,066		46,116
Home equity	335	174	1,170	1,679	14,733	4,619		21,031
Credit card and other consumer
U.S. credit card	454	332	789	1,575	88,027			89,602
Non-U.S. credit card	39	31	76	146	9,829			9,975
Direct/Indirect consumer (6)	227	62	42	331	88,464			88,795
Other consumer (7)	18	3	4	25	2,042			2,067
Total consumer	4,532	2,230	12,513	19,275	418,338	16,685		454,298
Consumer loans accounted for under the fair value option (8)							$1,871	1,871
Total consumer loans and leases	4,532	2,230	12,513	19,275	418,338	16,685	1,871	456,169
Commercial
U.S. commercial	444	148	332	924	251,847			252,771
Commercial real estate (9)	36	11	82	129	57,070			57,199
Commercial lease financing	150	29	20	199	21,153			21,352
Non-U.S. commercial	6	1	1	8	91,541			91,549
U.S. small business commercial	83	41	72	196	12,680			12,876
Total commercial	719	230	507	1,456	434,291			435,747
Commercial loans accounted for under the fair value option (8)							5,067	5,067
Total commercial loans and leases	719	230	507	1,456	434,291		5,067	440,814
Total loans and leases	$5,251	$2,460	$13,020	$20,731	$852,629	$16,685	$6,938	$896,983
Percentage of outstandings	0.59%	0.27%	1.45%	2.31%	95.06%	1.86%	0.77%	100.00%

(1)
Consumer real estate loans 30-59 days past due includes fully-insured loans of $1.7 billion and nonperforming loans of $379 million. Consumer real estate loans 60-89 days past due includes fully-insured loans of $1.0 billion and nonperforming loans of $297 million.

(2)	Consumer real estate includes fully-insured loans of $7.2 billion.

(3)	Consumer real estate includes $3.0 billion and direct/indirect consumer includes $21 million of nonperforming loans.

(4)	PCI loan amounts are shown gross of the valuation allowance.

(5)	Total outstandings includes pay option loans of $2.3 billion. The Corporation no longer originates this product.

(6)
Total outstandings includes auto and specialty lending loans of $42.6 billion, unsecured consumer lending loans of $886 million, U.S. securities-based lending loans of $39.8 billion, non-U.S. consumer loans of $3.9 billion, student loans of $564 million and other consumer loans of $1.0 billion.

(7)	Total outstandings includes consumer finance loans of $564 million, consumer leases of $1.4 billion and consumer overdrafts of $146 million.

(8)
Consumer loans accounted for under the fair value option were residential mortgage loans of $1.6 billion and home equity loans of $250 million. Commercial loans accounted for under the fair value option were U.S. commercial loans of $2.3 billion and non-U.S. commercial loans of $2.8 billion. For additional information, see Note 20 – Fair Value Measurements and Note 21 – Fair Value Option.

(9)	Total outstandings includes U.S. commercial real estate loans of $53.6 billion and non-U.S. commercial real estate loans of $3.5 billion.

	December 31, 2014
(Dollars in millions)	30-59 Days Past Due (1)	60-89 Days Past Due (1)	90 Days or More Past Due (2)	Total Past Due 30 Days or More	Total Current or Less Than 30 Days Past Due (3)	Purchased Credit-impaired (4)	Loans Accounted for Under the Fair Value Option	Total Outstandings
Consumer real estate
Core portfolio
Residential mortgage	$1,534	$488	$2,500	$4,522	$151,767	$354		$156,643
Home equity	191	73	730	994	58,599	13		59,606
Non-core portfolio
Residential mortgage (5)	2,321	1,272	13,574	17,167	27,589	$14,798		59,554
Home equity	401	206	1,180	1,787	18,728	5,604		26,119
Credit card and other consumer
U.S. credit card	494	341	866	1,701	90,178			91,879
Non-U.S. credit card	49	39	95	183	10,282			10,465
Direct/Indirect consumer (6)	245	71	65	381	80,000			80,381
Other consumer (7)	11	2	2	15	1,831			1,846
Total consumer	5,246	2,492	19,012	26,750	438,974	20,769		486,493
Consumer loans accounted for under the fair value option (8)							$2,077	2,077
Total consumer loans and leases	5,246	2,492	19,012	26,750	438,974	20,769	2,077	488,570
Commercial
U.S. commercial	320	151	318	789	219,504			220,293
Commercial real estate (9)	138	16	288	442	47,240			47,682
Commercial lease financing	121	41	41	203	19,376			19,579
Non-U.S. commercial	5	4	—	9	80,074			80,083
U.S. small business commercial	88	45	94	227	13,066			13,293
Total commercial	672	257	741	1,670	379,260			380,930
Commercial loans accounted for under the fair value option (8)							6,604	6,604
Total commercial loans and leases	672	257	741	1,670	379,260		6,604	387,534
Total loans and leases	$5,918	$2,749	$19,753	$28,420	$818,234	$20,769	$8,681	$876,104
Percentage of outstandings	0.68%	0.31%	2.25%	3.24%	93.40%	2.37%	0.99%	100.00%

(1)
Consumer real estate loans 30-59 days past due includes fully-insured loans of $2.1 billion and nonperforming loans of $392 million. Consumer real estate loans 60-89 days past due includes fully-insured loans of $1.1 billion and nonperforming loans of $332 million.

(2)	Consumer real estate includes fully-insured loans of $11.4 billion.

(3)	Consumer real estate includes $3.6 billion and direct/indirect consumer includes $27 million of nonperforming loans.

(4)	PCI loan amounts are shown gross of the valuation allowance.

(5)	Total outstandings includes pay option loans of $3.2 billion. The Corporation no longer originates this product.

(6)
Total outstandings includes auto and specialty lending loans of $37.7 billion, unsecured consumer lending loans of $1.5 billion, U.S. securities-based lending loans of $35.8 billion, non-U.S. consumer loans of $4.0 billion, student loans of $632 million and other consumer loans of $761 million.

(7)	Total outstandings includes consumer finance loans of $676 million, consumer leases of $1.0 billion and consumer overdrafts of $162 million.

(8)
Consumer loans accounted for under the fair value option were residential mortgage loans of $1.9 billion and home equity loans of $196 million. Commercial loans accounted for under the fair value option were U.S. commercial loans of $1.9 billion and non-U.S. commercial loans of $4.7 billion. For additional information, see Note 20 – Fair Value Measurements and Note 21 – Fair Value Option.

(9)	Total outstandings includes U.S. commercial real estate loans of $45.2 billion and non-U.S. commercial real estate loans of $2.5 billion.
Following the realignment of its business segments effective April 1, 2016, the Corporation categorizes consumer real estate loans as core and non-core on the basis of loan and customer characteristics such as origination date, product type, LTV, FICO score and delinquency status consistent with its current consumer and mortgage servicing strategy. Generally, loans that were originated after January 1, 2010, qualified under government-sponsored enterprise underwriting guidelines, or otherwise met the Corporation's underwriting guidelines in place in 2015 are characterized as core loans. Loans held in legacy private-label securitizations, government-insured loans originated prior to 2010, loan products no longer originated, and loans originated prior to 2010 and classified as nonperforming or modified in a TDR prior to 2016 are generally characterized as non-core loans, and are principally run-off portfolios. Core loans as reported within this Note include loans held in the Consumer Banking and GWIM segments, as well as loans held for ALM activities in All Other.
The Corporation has entered into long-term credit protection agreements with FNMA and FHLMC on loans totaling $3.7 billion and $17.2 billion at December 31, 2015 and 2014, providing full credit protection on residential mortgage loans that become severely delinquent. All of these loans are individually insured and therefore the Corporation does not record an allowance for credit losses related to these loans.
Nonperforming Loans and Leases
The Corporation classifies junior-lien home equity loans as nonperforming when the first-lien loan becomes 90 days past due even if the junior-lien loan is performing. At December 31, 2015 and 2014, $484 million and $800 million of such junior-lien home equity loans were included in nonperforming loans.
The Corporation classifies consumer real estate loans that have been discharged in Chapter 7 bankruptcy and not reaffirmed by the borrower as TDRs, irrespective of payment history or delinquency status, even if the repayment terms for the loan have not been otherwise modified. The Corporation continues to have a lien on the underlying collateral. At December 31, 2015, nonperforming loans discharged in Chapter 7 bankruptcy with no change in repayment terms were $785 million of which $457 million were current on their contractual payments, while $285 million were 90 days or more past due. Of the contractually current nonperforming loans, more than 80 percent were discharged in Chapter 7 bankruptcy more than 12 months ago, and more than 60 percent were discharged 24 months or more ago. As subsequent cash payments are received on these nonperforming loans that are contractually current, the interest component of the payments is generally recorded as interest income on a cash basis and the principal component is recorded as a reduction in the carrying value of the loan.
During 2015, the Corporation sold nonperforming and other delinquent consumer real estate loans with a carrying value of $3.2 billion, including $1.4 billion of PCI loans, compared to $6.7 billion, including $1.9 billion of PCI loans, in 2014. The Corporation recorded recoveries related to these sales of $133 million and $407 million during 2015 and 2014. Gains related to these sales of $173 million and $247 million were recorded in other income in the Consolidated Statement of Income during 2015 and 2014.
The table below presents the Corporation’s nonperforming loans and leases including nonperforming TDRs, and loans accruing past due 90 days or more at December 31, 2015 and 2014. Nonperforming LHFS are excluded from nonperforming loans and leases as they are recorded at either fair value or the lower of cost or fair value. For more information on the criteria for classification as nonperforming, see Note 1 – Summary of Significant Accounting Principles.

Credit Quality

	December 31
	Nonperforming Loans and Leases		Accruing Past Due 90 Days or More
(Dollars in millions)	2015	2014	2015	2014
Consumer real estate
Core portfolio
Residential mortgage (1)	$1,825	$2,329	$382	$1,128
Home equity	974	1,247	—	—
Non-core portfolio
Residential mortgage (1)	2,978	4,560	6,768	10,279
Home equity	2,363	2,654	—	—
Credit card and other consumer
U.S. credit card	n/a	n/a	789	866
Non-U.S. credit card	n/a	n/a	76	95
Direct/Indirect consumer	24	28	39	64
Other consumer	1	1	3	1
Total consumer	8,165	10,819	8,057	12,433
Commercial
U.S. commercial	867	701	113	110
Commercial real estate	93	321	3	3
Commercial lease financing	12	3	15	40
Non-U.S. commercial	158	1	1	—
U.S. small business commercial	82	87	61	67
Total commercial	1,212	1,113	193	220
Total loans and leases	$9,377	$11,932	$8,250	$12,653

(1)
Residential mortgage loans in the core and non-core portfolios accruing past due 90 days or more are fully-insured loans. At December 31, 2015 and 2014, residential mortgage includes $4.3 billion and $7.3 billion of loans on which interest has been curtailed by the FHA, and therefore are no longer accruing interest, although principal is still insured, and $2.9 billion and $4.1 billion of loans on which interest is still accruing.

n/a = not applicable
Credit Quality Indicators
The Corporation monitors credit quality within its Consumer Real Estate, Credit Card and Other Consumer, and Commercial portfolio segments based on primary credit quality indicators. For more information on the portfolio segments, see Note 1 – Summary of Significant Accounting Principles. Within the Consumer Real Estate portfolio segment, the primary credit quality indicators are refreshed LTV and refreshed FICO score. Refreshed LTV measures the carrying value of the loan as a percentage of the value of the property securing the loan, refreshed quarterly. Home equity loans are evaluated using combined loan-to-value (CLTV) which measures the carrying value of the Corporation’s loan and available line of credit combined with any outstanding senior liens against the property as a percentage of the value of the property securing the loan, refreshed quarterly. FICO score measures the creditworthiness of the borrower based on the financial obligations of the borrower and the borrower’s credit history. At a minimum, FICO scores are refreshed quarterly, and in many cases, more frequently. FICO scores are also a primary credit quality indicator for the Credit Card and Other Consumer portfolio segment and the business card portfolio within U.S. small business commercial. Within the Commercial portfolio segment, loans are evaluated using the internal classifications of pass rated or reservable criticized as the primary credit quality indicators. The term reservable criticized refers to those commercial loans that are internally classified or listed by the Corporation as Special Mention, Substandard or Doubtful, which are asset quality categories defined by regulatory authorities. These assets have an elevated level of risk and may have a high probability of default or total loss. Pass rated refers to all loans not considered reservable criticized. In addition to these primary credit quality indicators, the Corporation uses other credit quality indicators for certain types of loans.

The following tables present certain credit quality indicators for the Corporation’s Consumer Real Estate, Credit Card and Other Consumer, and Commercial portfolio segments, by class of financing receivables, at December 31, 2015 and 2014.

Consumer Real Estate – Credit Quality Indicators (1)

	December 31, 2015
(Dollars in millions)	Core Portfolio Residential Mortgage (2)	Non-core Residential Mortgage (2)	Residential Mortgage PCI (3)	Core Portfolio Home Equity (2)	Non-core Home Equity (2)	Home Equity PCI
Refreshed LTV (4)
Less than or equal to 90 percent	$110,023	$16,481	$8,655	$51,262	$8,347	$2,003
Greater than 90 percent but less than or equal to 100 percent	4,038	2,224	1,403	1,858	2,190	852
Greater than 100 percent	2,638	3,364	2,008	1,797	5,875	1,764
Fully-insured loans (5)	25,096	11,981	—	—	—	—
Total consumer real estate	$141,795	$34,050	$12,066	$54,917	$16,412	$4,619
Refreshed FICO score
Less than 620	$3,129	$4,749	$3,798	$1,322	$3,490	$729
Greater than or equal to 620 and less than 680	5,472	3,762	2,586	3,295	3,862	825
Greater than or equal to 680 and less than 740	22,486	5,138	3,187	12,180	3,451	1,356
Greater than or equal to 740	85,612	8,420	2,495	38,120	5,609	1,709
Fully-insured loans (5)	25,096	11,981	—	—	—	—
Total consumer real estate	$141,795	$34,050	$12,066	$54,917	$16,412	$4,619

(1)	Excludes $1.9 billion of loans accounted for under the fair value option.

(2)	Excludes PCI loans.

(3)	Includes $2.0 billion of pay option loans. The Corporation no longer originates this product.

(4)	Refreshed LTV percentages for PCI loans are calculated using the carrying value net of the related valuation allowance.

(5)	Credit quality indicators are not reported for fully-insured loans as principal repayment is insured.

Credit Card and Other Consumer – Credit Quality Indicators

	December 31, 2015
(Dollars in millions)	U.S. Credit Card	Non-U.S. Credit Card	Direct/Indirect Consumer	Other Consumer (1)
Refreshed FICO score
Less than 620	$4,196	$—	$1,244	$217
Greater than or equal to 620 and less than 680	11,857	—	1,698	214
Greater than or equal to 680 and less than 740	34,270	—	10,955	337
Greater than or equal to 740	39,279	—	29,581	1,149
Other internal credit metrics (2, 3, 4)	—	9,975	45,317	150
Total credit card and other consumer	$89,602	$9,975	$88,795	$2,067

(1)	Twenty-seven percent of the other consumer portfolio is associated with portfolios from certain consumer finance businesses that the Corporation previously exited.

(2)	Other internal credit metrics may include delinquency status, geography or other factors.

(3)
Direct/indirect consumer includes $43.7 billion of securities-based lending which is overcollateralized and therefore has minimal credit risk and $567 million of loans the Corporation no longer originates, primarily student loans.

(4)
Non-U.S. credit card represents the U.K. credit card portfolio which is evaluated using internal credit metrics, including delinquency status. At December 31, 2015, 98 percent of this portfolio was current or less than 30 days past due, one percent was 30-89 days past due and one percent was 90 days or more past due.

Commercial – Credit Quality Indicators (1)

	December 31, 2015
(Dollars in millions)	U.S. Commercial	Commercial Real Estate	Commercial Lease Financing	Non-U.S. Commercial	U.S. Small Business Commercial (2)
Risk ratings
Pass rated	$243,922	$56,688	$20,644	$87,905	$571
Reservable criticized	8,849	511	708	3,644	96
Refreshed FICO score (3)
Less than 620					184
Greater than or equal to 620 and less than 680					543
Greater than or equal to 680 and less than 740					1,627
Greater than or equal to 740					3,027
Other internal credit metrics (3, 4)					6,828
Total commercial	$252,771	$57,199	$21,352	$91,549	$12,876

(1)	Excludes $5.1 billion of loans accounted for under the fair value option.

(2)
U.S. small business commercial includes $670 million of criticized business card and small business loans which are evaluated using refreshed FICO scores or internal credit metrics, including delinquency status, rather than risk ratings. At December 31, 2015, 98 percent of the balances where internal credit metrics are used was current or less than 30 days past due.

(3)	Refreshed FICO score and other internal credit metrics are applicable only to the U.S. small business commercial portfolio.

(4)	Other internal credit metrics may include delinquency status, application scores, geography or other factors.

Consumer Real Estate – Credit Quality Indicators (1)

	December 31, 2014
(Dollars in millions)	Core Portfolio Residential Mortgage (2)	Non-core Residential Mortgage (2)	Residential Mortgage PCI (3)	Core Portfolio Home Equity (2)	Non-core Home Equity (2)	Home Equity PCI
Refreshed LTV (4)
Less than or equal to 90 percent	$99,001	$19,736	$9,972	$52,413	$10,405	$2,046
Greater than 90 percent but less than or equal to 100 percent	4,680	3,364	2,005	3,408	2,308	1,048
Greater than 100 percent	3,885	5,409	3,175	3,772	7,802	2,523
Fully-insured loans (5)	48,723	16,247	—	—	—	—
Total consumer real estate	$156,289	$44,756	$15,152	$59,593	$20,515	$5,617
Refreshed FICO score
Less than 620	$3,779	$6,729	$6,109	$1,671	$4,055	$864
Greater than or equal to 620 and less than 680	6,040	4,269	3,014	4,099	4,163	995
Greater than or equal to 680 and less than 740	21,771	6,640	3,310	13,278	4,806	1,651
Greater than or equal to 740	75,976	10,871	2,719	40,545	7,491	2,107
Fully-insured loans (5)	48,723	16,247	—	—	—	—
Total consumer real estate	$156,289	$44,756	$15,152	$59,593	$20,515	$5,617

(1)	Excludes $2.1 billion of loans accounted for under the fair value option.

(2)	Excludes PCI loans.

(3)	Includes $2.8 billion of pay option loans. The Corporation no longer originates this product.

(4)	Refreshed LTV percentages for PCI loans are calculated using the carrying value net of the related valuation allowance.

(5)	Credit quality indicators are not reported for fully-insured loans as principal repayment is insured.

Credit Card and Other Consumer – Credit Quality Indicators

	December 31, 2014
(Dollars in millions)	U.S. Credit Card	Non-U.S. Credit Card	Direct/Indirect Consumer	Other Consumer (1)
Refreshed FICO score
Less than 620	$4,467	$—	$1,296	$266
Greater than or equal to 620 and less than 680	12,177	—	1,892	227
Greater than or equal to 680 and less than 740	34,986	—	10,749	307
Greater than or equal to 740	40,249	—	25,279	881
Other internal credit metrics (2, 3, 4)	—	10,465	41,165	165
Total credit card and other consumer	$91,879	$10,465	$80,381	$1,846

(1)	Thirty-seven percent of the other consumer portfolio is associated with portfolios from certain consumer finance businesses that the Corporation previously exited.

(2)	Other internal credit metrics may include delinquency status, geography or other factors.

(3)
Direct/indirect consumer includes $39.7 billion of securities-based lending which is overcollateralized and therefore has minimal credit risk and $632 million of loans the Corporation no longer originates, primarily student loans.

(4)
Non-U.S. credit card represents the U.K. credit card portfolio which is evaluated using internal credit metrics, including delinquency status. At December 31, 2014, 98 percent of this portfolio was current or less than 30 days past due, one percent was 30-89 days past due and one percent was 90 days or more past due.

Commercial – Credit Quality Indicators (1)

	December 31, 2014
(Dollars in millions)	U.S. Commercial	Commercial Real Estate	Commercial Lease Financing	Non-U.S. Commercial	U.S. Small Business Commercial (2)
Risk ratings
Pass rated	$213,839	$46,632	$18,882	$79,367	$751
Reservable criticized	6,454	1,050	697	716	182
Refreshed FICO score (3)
Less than 620					184
Greater than or equal to 620 and less than 680					529
Greater than or equal to 680 and less than 740					1,591
Greater than or equal to 740					2,910
Other internal credit metrics (3, 4)					7,146
Total commercial	$220,293	$47,682	$19,579	$80,083	$13,293

(1)	Excludes $6.6 billion of loans accounted for under the fair value option.

(2)
U.S. small business commercial includes $762 million of criticized business card and small business loans which are evaluated using refreshed FICO scores or internal credit metrics, including delinquency status, rather than risk ratings. At December 31, 2014, 98 percent of the balances where internal credit metrics are used was current or less than 30 days past due.

(3)	Refreshed FICO score and other internal credit metrics are applicable only to the U.S. small business commercial portfolio.

(4)	Other internal credit metrics may include delinquency status, application scores, geography or other factors.
Impaired Loans and Troubled Debt Restructurings
A loan is considered impaired when, based on current information, it is probable that the Corporation will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans and all consumer and commercial TDRs. Impaired loans exclude nonperforming consumer loans and nonperforming commercial leases unless they are classified as TDRs. Loans accounted for under the fair value option are also excluded. PCI loans are excluded and reported separately on page 49. For additional information, see Note 1 – Summary of Significant Accounting Principles.
Consumer Real Estate
Impaired consumer real estate loans within the Consumer Real Estate portfolio segment consist entirely of TDRs. Excluding PCI loans, most modifications of consumer real estate loans meet the definition of TDRs when a binding offer is extended to a borrower. Modifications of consumer real estate loans are done in accordance with the government’s Making Home Affordable Program (modifications under government programs) or the Corporation’s proprietary programs (modifications under proprietary programs). These modifications are considered to be TDRs if concessions have been granted to borrowers experiencing financial difficulties. Concessions may include reductions in interest rates, capitalization of past due amounts, principal and/or interest forbearance, payment extensions, principal and/or interest forgiveness, or combinations thereof.
Prior to permanently modifying a loan, the Corporation may enter into trial modifications with certain borrowers under both government and proprietary programs. Trial modifications generally represent a three- to four-month period during which the borrower makes monthly payments under the anticipated modified payment terms. Upon successful completion of the trial period, the Corporation and the borrower enter into a permanent modification. Binding trial modifications are classified as TDRs when the trial offer is made and continue to be classified as TDRs regardless of whether the borrower enters into a permanent modification.
Consumer real estate loans that have been discharged in Chapter 7 bankruptcy with no change in repayment terms and not reaffirmed by the borrower of $1.8 billion were included in TDRs at December 31, 2015, of which $785 million were classified as nonperforming and $765 million were loans fully-insured by the FHA. For more information on loans discharged in Chapter 7 bankruptcy, see Nonperforming Loans and Leases in this Note.
A consumer real estate loan, excluding PCI loans which are reported separately, is not classified as impaired unless it is a TDR. Once such a loan has been designated as a TDR, it is then individually assessed for impairment. Consumer real estate TDRs are measured primarily based on the net present value of the estimated cash flows discounted at the loan’s original effective interest rate, as discussed in the following paragraph. If the carrying value of a TDR exceeds this amount, a specific allowance is recorded as a component of the allowance for loan and lease losses. Alternatively, consumer real estate TDRs that are considered to be dependent solely on the collateral for repayment (e.g., due to the lack of income verification) are measured based on the estimated fair value of the collateral and a charge-off is recorded if the carrying value exceeds the fair value of the collateral. Consumer real estate loans that reached 180 days past due prior to modification had been charged off to their net realizable value, less costs to sell, before they were modified as TDRs in accordance with established policy. Therefore, modifications of consumer real estate loans that are 180 or more days past due as TDRs do not have an impact on the allowance for loan and lease losses nor are additional charge-offs required at the time of modification. Subsequent declines in the fair value of the collateral after a loan has reached 180 days past due are recorded as charge-offs. Fully-insured loans are protected against principal loss, and therefore, the Corporation does not record an allowance for loan and lease losses on the outstanding principal balance, even after they have been modified in a TDR.
The net present value of the estimated cash flows used to measure impairment is based on model-driven estimates of projected payments, prepayments, defaults and loss-given-default (LGD). Using statistical modeling methodologies, the Corporation estimates the probability that a loan will default prior to maturity based on the attributes of each loan. The factors that are most relevant to the probability of default are the refreshed LTV, or in the case of a subordinated lien, refreshed CLTV, borrower credit score, months since origination (i.e., vintage) and geography. Each of these factors is further broken down by present collection status (whether the loan is current, delinquent, in default or in bankruptcy). Severity (or LGD) is estimated based on the refreshed LTV for first mortgages or CLTV for subordinated liens. The estimates are based on the Corporation’s historical experience as adjusted to reflect an assessment of environmental factors that may not be reflected in the historical data, such as changes in real estate values, local and national economies, underwriting standards and the regulatory environment. The probability of default models also incorporate recent experience with modification programs including redefaults subsequent to modification, a loan’s default history prior to modification and the change in borrower payments post-modification.
At December 31, 2015 and 2014, remaining commitments to lend additional funds to debtors whose terms have been modified in a consumer real estate TDR were immaterial. Consumer real estate foreclosed properties totaled $444 million and $630 million at December 31, 2015 and 2014. The carrying value of consumer real estate loans, including fully-insured and PCI loans, for which formal foreclosure proceedings were in process as of December 31, 2015 was $5.8 billion. During 2015 and 2014, the Corporation reclassified $2.1 billion and $1.9 billion of consumer real estate loans to foreclosed properties or, for properties acquired upon foreclosure of certain government-guaranteed loans (principally FHA-insured loans), to other assets. The reclassifications represent non-cash investing activities and, accordingly, are not reflected on the Consolidated Statement of Cash Flows.

The table below provides the unpaid principal balance, carrying value and related allowance at December 31, 2015 and 2014, and the average carrying value and interest income recognized for 2015, 2014 and 2013 for impaired loans in the Corporation’s Consumer Real Estate portfolio segment. Certain impaired consumer real estate loans do not have a related allowance as the current valuation of these impaired loans exceeded the carrying value, which is net of previously recorded charge-offs.

Impaired Loans – Consumer Real Estate

	December 31, 2015			December 31, 2014
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Related Allowance	Unpaid Principal Balance	Carrying Value	Related Allowance
With no recorded allowance
Residential mortgage	$14,888	$11,901	$—	$19,710	$15,605	$—
Home equity	3,545	1,775	—	3,540	1,630	—
With an allowance recorded
Residential mortgage	$6,624	$6,471	$399	$7,861	$7,665	$531
Home equity	1,047	911	235	852	728	196
Total
Residential mortgage	$21,512	$18,372	$399	$27,571	$23,270	$531
Home equity	4,592	2,686	235	4,392	2,358	196

	2015		2014		2013
	Average Carrying Value	Interest Income Recognized (1)	Average Carrying Value	Interest Income Recognized (1)	Average Carrying Value	Interest Income Recognized (1)
With no recorded allowance
Residential mortgage	$13,867	$403	$15,065	$490	$16,625	$621
Home equity	1,777	89	1,486	87	1,245	76
With an allowance recorded
Residential mortgage	$7,290	$236	$10,826	$411	$13,926	$616
Home equity	785	24	743	25	912	41
Total
Residential mortgage	$21,157	$639	$25,891	$901	$30,551	$1,237
Home equity	2,562	113	2,229	112	2,157	117

(1)
Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the principal is considered collectible.

The table below presents the December 31, 2015, 2014 and 2013 unpaid principal balance, carrying value, and average pre- and post-modification interest rates on consumer real estate loans that were modified in TDRs during 2015, 2014 and 2013, and net charge-offs recorded during the period in which the modification occurred. The following Consumer Real Estate portfolio segment tables include loans that were initially classified as TDRs during the period and also loans that had previously been classified as TDRs and were modified again during the period.

Consumer Real Estate – TDRs Entered into During 2015, 2014 and 2013 (1)

	December 31, 2015				2015
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Pre-Modification Interest Rate	Post-Modification Interest Rate (2)	Net Charge-offs (3)
Residential mortgage	$2,986	$2,655	4.98%	4.43%	$97
Home equity	1,019	775	3.54	3.17	84
Total	$4,005	$3,430	4.61	4.11	$181

	December 31, 2014				2014
Residential mortgage	$5,940	$5,120	5.28%	4.93%	$72
Home equity	863	592	4.00	3.33	99
Total	$6,803	$5,712	5.12	4.73	$171

	December 31, 2013				2013
Residential mortgage	$11,233	$10,016	5.30%	4.27%	$235
Home equity	878	521	5.29	3.92	192
Total	$12,111	$10,537	5.30	4.24	$427

(1)	During 2015, 2014 and 2013, the Corporation forgave principal of $396 million, $53 million and $467 million, respectively, related to residential mortgage loans in connection with TDRs.

(2)	The post-modification interest rate reflects the interest rate applicable only to permanently completed modifications, which exclude loans that are in a trial modification period.

(3)	Net charge-offs include amounts recorded on loans modified during the period that are no longer held by the Corporation at December 31, 2015, 2014 and 2013 due to sales and other dispositions.
The table below presents the December 31, 2015, 2014 and 2013 carrying value for consumer real estate loans that were modified in a TDR during 2015, 2014 and 2013, by type of modification.

Consumer Real Estate – Modification Programs

	TDRs Entered into During 2015
(Dollars in millions)	Residential Mortgage	Home Equity	Total Carrying Value
Modifications under government programs
Contractual interest rate reduction	$408	$23	$431
Principal and/or interest forbearance	4	7	11
Other modifications (1)	46	—	46
Total modifications under government programs	458	30	488
Modifications under proprietary programs
Contractual interest rate reduction	191	28	219
Capitalization of past due amounts	69	10	79
Principal and/or interest forbearance	124	44	168
Other modifications (1)	34	95	129
Total modifications under proprietary programs	418	177	595
Trial modifications	1,516	452	1,968
Loans discharged in Chapter 7 bankruptcy (2)	263	116	379
Total modifications	$2,655	$775	$3,430

	TDRs Entered into During 2014
Modifications under government programs
Contractual interest rate reduction	$643	$56	$699
Principal and/or interest forbearance	16	18	34
Other modifications (1)	98	1	99
Total modifications under government programs	757	75	832
Modifications under proprietary programs
Contractual interest rate reduction	244	22	266
Capitalization of past due amounts	71	2	73
Principal and/or interest forbearance	66	75	141
Other modifications (1)	40	47	87
Total modifications under proprietary programs	421	146	567
Trial modifications	3,421	182	3,603
Loans discharged in Chapter 7 bankruptcy (2)	521	189	710
Total modifications	$5,120	$592	$5,712

	TDRs Entered into During 2013
Modifications under government programs
Contractual interest rate reduction	$1,815	$48	$1,863
Principal and/or interest forbearance	35	24	59
Other modifications (1)	100	—	100
Total modifications under government programs	1,950	72	2,022
Modifications under proprietary programs
Contractual interest rate reduction	2,799	40	2,839
Capitalization of past due amounts	132	2	134
Principal and/or interest forbearance	469	17	486
Other modifications (1)	105	25	130
Total modifications under proprietary programs	3,505	84	3,589
Trial modifications	3,410	87	3,497
Loans discharged in Chapter 7 bankruptcy (2)	1,151	278	1,429
Total modifications	$10,016	$521	$10,537

(1)	Includes other modifications such as term or payment extensions and repayment plans.

(2)	Includes loans discharged in Chapter 7 bankruptcy with no change in repayment terms that are classified as TDRs.
The table below presents the carrying value of consumer real estate loans that entered into payment default during 2015, 2014 and 2013 that were modified in a TDR during the 12 months preceding payment default. A payment default for consumer real estate TDRs is recognized when a borrower has missed three monthly payments (not necessarily consecutively) since modification. Payment defaults on a trial modification where the borrower has not yet met the terms of the agreement are included in the table below if the borrower is 90 days or more past due three months after the offer to modify is made.

Consumer Real Estate – TDRs Entering Payment Default That Were Modified During the Preceding 12 Months

	2015
(Dollars in millions)	Residential Mortgage	Home Equity	Total Carrying Value (1)
Modifications under government programs	$452	$5	$457
Modifications under proprietary programs	263	24	287
Loans discharged in Chapter 7 bankruptcy (2)	238	47	285
Trial modifications (3)	2,997	181	3,178
Total modifications	$3,950	$257	$4,207

	2014
Modifications under government programs	$696	$4	$700
Modifications under proprietary programs	714	12	726
Loans discharged in Chapter 7 bankruptcy (2)	481	70	551
Trial modifications	2,231	56	2,287
Total modifications	$4,122	$142	$4,264

	2013
Modifications under government programs	$454	$2	$456
Modifications under proprietary programs	1,117	4	1,121
Loans discharged in Chapter 7 bankruptcy (2)	964	30	994
Trial modifications	4,376	14	4,390
Total modifications	$6,911	$50	$6,961

(1)
Includes loans with a carrying value of $1.8 billion, $2.0 billion and $2.4 billion that entered into payment default during 2015, 2014 and 2013, respectively, but were no longer held by the Corporation as of December 31, 2015, 2014 and 2013 due to sales and other dispositions.

(2)	Includes loans discharged in Chapter 7 bankruptcy with no change in repayment terms that are classified as TDRs.

(3)	Includes $1.7 billion of trial modification offers made in connection with the 2014 settlement with the U.S. Department of Justice to which the customer has not responded for 2015.
Credit Card and Other Consumer
Impaired loans within the Credit Card and Other Consumer portfolio segment consist entirely of loans that have been modified in TDRs (the renegotiated credit card and other consumer TDR portfolio, collectively referred to as the renegotiated TDR portfolio). The Corporation seeks to assist customers that are experiencing financial difficulty by modifying loans while ensuring compliance with federal, local and international laws and guidelines. Credit card and other consumer loan modifications generally involve reducing the interest rate on the account and placing the customer on a fixed payment plan not exceeding 60 months, all of which are considered TDRs. In addition, the accounts of non-U.S. credit card customers who do not qualify for a fixed payment plan may have their interest rates reduced, as required by certain local jurisdictions. These modifications, which are also TDRs, tend to experience higher payment default rates given that the borrowers may lack the ability to repay even with the interest rate reduction. In substantially all cases, the customer’s available line of credit is canceled. The Corporation makes loan modifications directly with borrowers for debt held only by the Corporation (internal programs). Additionally, the Corporation makes loan modifications for borrowers working with third-party renegotiation agencies that provide solutions to customers’ entire unsecured debt structures (external programs). The Corporation classifies other secured consumer loans that have been discharged in Chapter 7 bankruptcy as TDRs which are written down to collateral value and placed on nonaccrual status no later than the time of discharge. For more information on the regulatory guidance on loans discharged in Chapter 7 bankruptcy, see Nonperforming Loans and Leases in this Note.
All credit card and substantially all other consumer loans that have been modified in TDRs remain on accrual status until the loan is either paid in full or charged off, which occurs no later than the end of the month in which the loan becomes 180 days past due or generally at 120 days past due for a loan that has been placed on a fixed payment plan.
The allowance for impaired credit card and substantially all other consumer loans is based on the present value of projected cash flows, which incorporates the Corporation’s historical payment default and loss experience on modified loans, discounted using the portfolio’s average contractual interest rate, excluding promotionally priced loans, in effect prior to restructuring. Credit card and other consumer loans are included in homogeneous pools which are collectively evaluated for impairment. For these portfolios, loss forecast models are utilized that consider a variety of factors including, but not limited to, historical loss experience, delinquency status, economic trends and credit scores.

The table below provides the unpaid principal balance, carrying value and related allowance at December 31, 2015 and 2014, and the average carrying value and interest income recognized for 2015, 2014 and 2013 on the Corporation’s renegotiated TDR portfolio in the Credit Card and Other Consumer portfolio segment.

Impaired Loans – Credit Card and Other Consumer – Renegotiated TDRs

	December 31, 2015			December 31, 2014
(Dollars in millions)	Unpaid Principal Balance	Carrying Value (1)	Related Allowance	Unpaid Principal Balance	Carrying Value (1)	Related Allowance
With no recorded allowance
Direct/Indirect consumer	$50	$21	$—	$59	$25	$—
With an allowance recorded
U.S. credit card	$598	$611	$176	$804	$856	$207
Non-U.S. credit card	109	126	70	132	168	108
Direct/Indirect consumer	17	21	4	76	92	24
Total
U.S. credit card	$598	$611	$176	$804	$856	$207
Non-U.S. credit card	109	126	70	132	168	108
Direct/Indirect consumer	67	42	4	135	117	24

	2015		2014		2013
	Average Carrying Value	Interest Income Recognized (2)	Average Carrying Value	Interest Income Recognized (2)	Average Carrying Value	Interest Income Recognized (2)
With no recorded allowance
Direct/Indirect consumer	$22	$—	$27	$—	$42	$—
Other consumer	—	—	33	2	34	2
With an allowance recorded
U.S. credit card	$749	$43	$1,148	$71	$2,144	$134
Non-U.S. credit card	145	4	210	6	266	7
Direct/Indirect consumer	51	3	180	9	456	24
Other consumer	—	—	23	1	28	2
Total
U.S. credit card	$749	$43	$1,148	$71	$2,144	$134
Non-U.S. credit card	145	4	210	6	266	7
Direct/Indirect consumer	73	3	207	9	498	24
Other consumer	—	—	56	3	62	4

(1)	Includes accrued interest and fees.

(2)
Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the principal is considered collectible.

The table below provides information on the Corporation’s primary modification programs for the renegotiated TDR portfolio at December 31, 2015 and 2014.

Credit Card and Other Consumer – Renegotiated TDRs by Program Type

	December 31
	Internal Programs		External Programs		Other (1)		Total		Percent of Balances Current or Less Than 30 Days Past Due
(Dollars in millions)	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
U.S. credit card	$313	$450	$296	$397	$2	$9	$611	$856	88.74%	84.99%
Non-U.S. credit card	21	41	10	16	95	111	126	168	44.25	47.56
Direct/Indirect consumer	11	50	7	34	24	33	42	117	89.12	85.21
Total renegotiated TDRs	$345	$541	$313	$447	$121	$153	$779	$1,141	81.55	79.51

(1)	Other TDRs for non-U.S. credit card include modifications of accounts that are ineligible for a fixed payment plan.
The table below provides information on the Corporation’s renegotiated TDR portfolio including the December 31, 2015, 2014 and 2013 unpaid principal balance, carrying value, and average pre- and post-modification interest rates of loans that were modified in TDRs during 2015, 2014 and 2013, and net charge-offs recorded during the period in which the modification occurred.

Credit Card and Other Consumer – Renegotiated TDRs Entered into During 2015, 2014 and 2013

	December 31, 2015				2015
(Dollars in millions)	Unpaid Principal Balance	Carrying Value (1)	Pre-Modification Interest Rate	Post-Modification Interest Rate	Net Charge-offs
U.S. credit card	$205	$218	17.07%	5.08%	$26
Non-U.S. credit card	74	86	24.05	0.53	63
Direct/Indirect consumer	19	12	5.95	5.19	9
Total	$298	$316	18.58	3.84	$98

	December 31, 2014				2014
U.S. credit card	$276	$301	16.64%	5.15%	$37
Non-U.S. credit card	91	106	24.90	0.68	91
Direct/Indirect consumer	27	19	8.66	4.90	14
Total	$394	$426	18.32	4.03	$142

	December 31, 2013				2013
U.S. credit card	$299	$329	16.84%	5.84%	$30
Non-U.S. credit card	134	147	25.90	0.95	138
Direct/Indirect consumer	47	38	11.53	4.74	15
Other consumer	8	8	9.28	5.25	—
Total	$488	$522	18.89	4.37	$183

(1)	Includes accrued interest and fees.
The table below provides information on the Corporation’s primary modification programs for the renegotiated TDR portfolio for loans that were modified in TDRs during 2015, 2014 and 2013.

Credit Card and Other Consumer – Renegotiated TDRs Entered into During the Period by Program Type

	2015
(Dollars in millions)	Internal Programs	External Programs	Other (1)	Total
U.S. credit card	$134	$84	$—	$218
Non-U.S. credit card	3	4	79	86
Direct/Indirect consumer	1	—	11	12
Total renegotiated TDRs	$138	$88	$90	$316

	2014
U.S. credit card	$196	$105	$—	$301
Non-U.S. credit card	6	6	94	106
Direct/Indirect consumer	4	2	13	19
Total renegotiated TDRs	$206	$113	$107	$426

	2013
U.S. credit card	$192	$137	$—	$329
Non-U.S. credit card	16	9	122	147
Direct/Indirect consumer	15	8	15	38
Other consumer	8	—	—	8
Total renegotiated TDRs	$231	$154	$137	$522

(1)	Other TDRs for non-U.S. credit card include modifications of accounts that are ineligible for a fixed payment plan.
Credit card and other consumer loans are deemed to be in payment default during the quarter in which a borrower misses the second of two consecutive payments. Payment defaults are one of the factors considered when projecting future cash flows in the calculation of the allowance for loan and lease losses for impaired credit card and other consumer loans. Based on historical experience, the Corporation estimates that 14 percent of new U.S. credit card TDRs, 88 percent of new non-U.S. credit card TDRs and 12 percent of new direct/indirect consumer TDRs may be in payment default within 12 months after modification. Loans that entered into payment default during 2015, 2014 and 2013 that had been modified in a TDR during the preceding 12 months were $43 million, $56 million and $61 million for U.S. credit card, $152 million, $200 million and $236 million for non-U.S. credit card, and $3 million, $5 million and $12 million for direct/indirect consumer.
Commercial Loans
Impaired commercial loans, which include nonperforming loans and TDRs (both performing and nonperforming), are primarily measured based on the present value of payments expected to be received, discounted at the loan’s original effective interest rate. Commercial impaired loans may also be measured based on observable market prices or, for loans that are solely dependent on the collateral for repayment, the estimated fair value of collateral, less costs to sell. If the carrying value of a loan exceeds this amount, a specific allowance is recorded as a component of the allowance for loan and lease losses.
Modifications of loans to commercial borrowers that are experiencing financial difficulty are designed to reduce the Corporation’s loss exposure while providing the borrower with an opportunity to work through financial difficulties, often to avoid foreclosure or bankruptcy. Each modification is unique and reflects the individual circumstances of the borrower. Modifications that result in a TDR may include extensions of maturity at a concessionary (below market) rate of interest, payment forbearances or other actions designed to benefit the customer while mitigating the Corporation’s risk exposure. Reductions in interest rates are rare. Instead, the interest rates are typically increased, although the increased rate may not represent a market rate of interest. Infrequently, concessions may also include principal forgiveness in connection with foreclosure, short sale or other settlement agreements leading to termination or sale of the loan.
At the time of restructuring, the loans are remeasured to reflect the impact, if any, on projected cash flows resulting from the modified terms. If there was no forgiveness of principal and the interest rate was not decreased, the modification may have little or no impact on the allowance established for the loan. If a portion of the loan is deemed to be uncollectible, a charge-off may be recorded at the time of restructuring. Alternatively, a charge-off may have already been recorded in a previous period such that no charge-off is required at the time of modification. For more information on modifications for the U.S. small business commercial portfolio, see Credit Card and Other Consumer in this Note.
At December 31, 2015 and 2014, remaining commitments to lend additional funds to debtors whose terms have been modified in a commercial loan TDR were immaterial. Commercial foreclosed properties totaled $15 million and $67 million at December 31, 2015 and 2014.

The table below provides the unpaid principal balance, carrying value and related allowance at December 31, 2015 and 2014, and the average carrying value and interest income recognized for 2015, 2014 and 2013 for impaired loans in the Corporation’s Commercial loan portfolio segment. Certain impaired commercial loans do not have a related allowance as the valuation of these impaired loans exceeded the carrying value, which is net of previously recorded charge-offs.

Impaired Loans – Commercial

	December 31, 2015			December 31, 2014
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Related Allowance	Unpaid Principal Balance	Carrying Value	Related Allowance
With no recorded allowance
U.S. commercial	$566	$541	$—	$668	$650	$—
Commercial real estate	82	77	—	60	48	—
Non-U.S. commercial	4	4	—	—	—	—
With an allowance recorded
U.S. commercial	$1,350	$1,157	$115	$1,139	$839	$75
Commercial real estate	328	107	11	678	495	48
Non-U.S. commercial	531	381	56	47	44	1
U.S. small business commercial (1)	105	101	35	133	122	35
Total
U.S. commercial	$1,916	$1,698	$115	$1,807	$1,489	$75
Commercial real estate	410	184	11	738	543	48
Non-U.S. commercial	535	385	56	47	44	1
U.S. small business commercial (1)	105	101	35	133	122	35

	2015		2014		2013
	Average Carrying Value	Interest Income Recognized (2)	Average Carrying Value	Interest Income Recognized (2)	Average Carrying Value	Interest Income Recognized (2)
With no recorded allowance
U.S. commercial	$688	$14	$546	$12	$442	$6
Commercial real estate	75	1	166	3	269	3
Non-U.S. commercial	29	1	15	—	28	—
With an allowance recorded
U.S. commercial	$953	$48	$1,198	$51	$1,553	$47
Commercial real estate	216	7	632	16	1,148	28
Non-U.S. commercial	125	7	52	3	109	5
U.S. small business commercial (1)	109	1	151	3	236	6
Total
U.S. commercial	$1,641	$62	$1,744	$63	$1,995	$53
Commercial real estate	291	8	798	19	1,417	31
Non-U.S. commercial	154	8	67	3	137	5
U.S. small business commercial (1)	109	1	151	3	236	6

(1)	Includes U.S. small business commercial renegotiated TDR loans and related allowance.

(2)
Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the principal is considered collectible.

The table below presents the December 31, 2015, 2014 and 2013 unpaid principal balance and carrying value of commercial loans that were modified as TDRs during 2015, 2014 and 2013, and net charge-offs that were recorded during the period in which the modification occurred. The table below includes loans that were initially classified as TDRs during the period and also loans that had previously been classified as TDRs and were modified again during the period.

Commercial – TDRs Entered into During 2015, 2014 and 2013

	December 31, 2015		2015
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Net Charge-offs
U.S. commercial	$853	$779	$28
Commercial real estate	42	42	—
Non-U.S. commercial	329	326	—
U.S. small business commercial (1)	14	11	3
Total	$1,238	$1,158	$31

	December 31, 2014		2014
U.S. commercial	$818	$785	$49
Commercial real estate	346	346	8
Non-U.S. commercial	44	43	—
U.S. small business commercial (1)	3	3	—
Total	$1,211	$1,177	$57

	December 31, 2013		2013
U.S. commercial	$926	$910	$33
Commercial real estate	483	425	3
Non-U.S. commercial	61	44	7
U.S. small business commercial (1)	8	9	1
Total	$1,478	$1,388	$44

(1)	U.S. small business commercial TDRs are comprised of renegotiated small business card loans.
A commercial TDR is generally deemed to be in payment default when the loan is 90 days or more past due, including delinquencies that were not resolved as part of the modification. U.S. small business commercial TDRs are deemed to be in payment default during the quarter in which a borrower misses the second of two consecutive payments. Payment defaults are one of the factors considered when projecting future cash flows, along with observable market prices or fair value of collateral when measuring the allowance for loan and lease losses. TDRs that were in payment default had a carrying value of $105 million, $103 million and $55 million for U.S. commercial and $25 million, $211 million and $128 million for commercial real estate at December 31, 2015, 2014 and 2013, respectively.
Purchased Credit-impaired Loans
PCI loans are acquired loans with evidence of credit quality deterioration since origination for which it is probable at purchase date that the Corporation will be unable to collect all contractually required payments.
The following table shows activity for the accretable yield on PCI loans, which include the Countrywide Financial Corporation (Countrywide) portfolio and loans repurchased in connection with the 2013 settlement with FNMA. The amount of accretable yield is affected by changes in credit outlooks, including metrics such as default rates and loss severities, prepayment speeds, which can change the amount and period of time over which interest payments are expected to be received, and the interest rates on variable rate loans. The reclassifications from nonaccretable difference during 2015 and 2014 were primarily due to lower expected loss rates and a decrease in the forecasted prepayment speeds. Changes in the prepayment assumption affect the expected remaining life of the portfolio which results in a change to the amount of future interest cash flows.

Rollforward of Accretable Yield

(Dollars in millions)
Accretable yield, January 1, 2014	$6,694
Accretion	(1,061)
Disposals/transfers	(506)
Reclassifications from nonaccretable difference	481
Accretable yield, December 31, 2014	5,608
Accretion	(861)
Disposals/transfers	(465)
Reclassifications from nonaccretable difference	287
Accretable yield, December 31, 2015	$4,569

During 2015, the Corporation sold PCI loans with a carrying value of $1.4 billion, which excludes the related allowance of $234 million. For more information on PCI loans, see Note 1 – Summary of Significant Accounting Principles, and for the carrying value and valuation allowance for PCI loans, see Note 5 – Allowance for Credit Losses.
Loans Held-for-sale
The Corporation had LHFS of $7.5 billion and $12.8 billion at December 31, 2015 and 2014. Cash and non-cash proceeds from sales and paydowns of loans originally classified as LHFS were $41.2 billion, $40.1 billion and $81.0 billion for 2015, 2014 and 2013, respectively. Cash used for originations and purchases of LHFS totaled $37.9 billion, $39.4 billion and $65.7 billion for 2015, 2014 and 2013, respectively.